Other Income, Net	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Other Income, Net [Abstract]
Other Income, Net

(7) Other Income, Net

Other income, net consists of the following (in thousands):

	Thirteen weeks ended
	March 30,	March 31,
	2025	2024
Gain on remeasurement of derivative liabilities (1)	$15,127	$-
Change in fair value of forward purchase agreement liabilities (2)	269	(5,578)
Change in fair value of SAFE Agreement with related party	(20)	-
Change in fair value of FACT public, private placement and working capital warrants	(1,092)	(489)
Change in fair value of Carlyle Warrants with related party	-	6,429
Change in fair value of redeemable convertible preferred stock warrant liability	-	1,305
Other, net (3)	292	(148)
Total Other income, net	$14,576	$1,519

(1)	Includes a gain of $3.7 million on the change in the fair value of derivative liabilities with related parties in the thirteen weeks ended March 30, 2025. Refer to Note 10 - Borrowings and Derivative Liabilities for details.

(2)	Includes income of $0.1 million and expense of $4.7 million due to related parties for the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.

(3)	Includes $0.1 million and zero of income due to related parties in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.

(12) Other Income (Expense), Net

Other income (expense), net consist of the following (in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Change in fair value of redeemable convertible preferred stock warrant liability	$1,310	$8,513
Change in fair value of Carlyle Warrants (1)	2,869	14,373
Change in fair value of FACT public, private placement and working capital warrants	(1,258)	6,424
Loss on conversion of SAFE agreements to common stock with related party	(1,250)	-
Change in fair value of SAFE Agreement with related party	616	-
Loss on sale of equity securities	-	(4,154)
Loss on CS Solis debt extinguishment	-	(10,338)
Bonus shares issued in connection with the Mergers (2)	-	(2,394)
Issuance of forward purchase agreements (3)	-	76
Change in fair value of forward purchase agreement liabilities (4)	337	(3,906)
Loss on issuance of shares in connection with the forward purchase agreements (5)	-	(35,490)
Loss on discontinued Solaria business and other, net	-	(2,966)
Loss on issuance of derivative liability (6)	(24,688)	-
Gain on remeasurement of derivative liabilities (7)	33,986	-
Other financing costs	(3,769)	-
Other, net	(221)	-
Total Other income (expense), net	$7,932	$(29,862)

(1)	Deemed to be a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.

(2)	Includes $0.7 million of other expense for the fiscal year ended December 31, 2023, for bonus shares issued to related parties in connection with the Mergers.

(3)	Includes $0.4 million of other income for the fiscal year ended December 31, 2023, for forward purchase agreements entered into with related parties.

(4)	Includes income of $0.1 million and $9.1 million of other expenses for the fiscal years ended December 29, 2024, and December 31, 2023, for the change in fair value of FPAs entered into with related parties.

(5)	Includes $30.7 million of other expense the fiscal year ended December 31, 2023 for shares issued to related parties in connection with the forward purchase agreements.

(6)	Includes a loss of $3.0 million on the issuance of a derivative liability with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.

(7)	Includes a gain of $0.3 million on the change in the fair value of derivative liabilities with related parties in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.